issued by Depositor
AMERICAN GENERAL LIFE INSURANCE COMPANY
in all states except in New York
In connection with
VARIABLE ANNUITY ACCOUNT SEVEN
UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2023
This updating summary prospectus provides updated information about Polaris II A-Class, a flexible premium deferred variable annuity.
The prospectus for the contract contains more information about the contract, such as the contract’s features, benefits, and risks. You can find the current prospectus and other information about the contract online at www.corebridgefinancial.com/ProductProspectuses. You can also obtain this information at no cost by calling (855) 421-2692 or by writing to our Annuity Service Center (P.O. Box 15570, Amarillo, Texas 79105-5570).
* * * * * * * * * * * *
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov.

Special Terms Used in this Summary Prospectus

Accumulation Phase - The period during which you invest money in your contract.
Fixed Account - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.
Gross Purchase Payment - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it. Gross Purchase Payments do not reflect the reduction of the sales charge.
Purchase Payments - The portion of your Gross Purchase Payments which we invest in your contract. We calculate this amount by deducting the applicable sales charge from your Gross Purchase Payments.
Underlying Funds - The underlying investment portfolios of the Trusts in which a Variable Portfolio invests.
Variable Portfolio(s) - A variable investment option available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

Updated Information About Your Contract

The following is a summary of certain contract features that have changed since the Updating Summary Prospectus dated May 2, 2022. This may not reflect all of the changes that have occurred since you purchased your contract. Please see the prospectus available on www.corebridgefinancial.com/ProductProspectuses for more information.
Other
•
The SECURE 2.0 Act OF 2022 (“SECURE 2.0”) was passed on December 29, 2022, as part of larger appropriations legislation. SECURE 2.0 includes certain provisions affecting Qualified Contracts. Please see TAXES in the prospectus.
2

Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals
You may be subject to charges for early withdrawals depending on the amount of Gross
Purchase Payment(s) added to your contract and the timing of withdrawals.
If your Gross Purchase Payment(s) qualify for the $1,000,000 or more Investment Amount level and are invested for less than 12 months at the time of a withdrawal, you may be assessed a withdrawal charge of up to 0.50%, as a percentage of each Purchase Payment withdrawn.
For example, if you were to withdraw $1,000,000 during a withdrawal charge period, you could be assessed a withdrawal charge of up to $5,000.
				Expenses
Transaction Charges
In addition to withdrawal charges, you may be charged for other transactions such as an
Upfront Sales Charge on Purchase Payments, charges for each transfer after 15 transfers in any contract year during the Accumulation Phase and certain tax-related charges on
Purchase Payments.
				Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected.
				Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.85%	0.85%
	Investment Options[2] (Underlying Fund fees and expenses)	0.45%	1.28%
	Optional Benefits Available for an Additional Charge[1] (For a single optional benefit, if elected)	0.25%	0.25%
1 As a percentage of the average daily ending net asset value allocated to the Variable
Portfolios.
2 As a percentage of Underlying Fund net assets.
Because your contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $1,483	Highest Annual Cost: $2,327
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive Underlying Fund fees
and expenses
•No optional benefits
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of optional
benefits and Underlying Fund fees and
expenses
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

3

	RISKS	Location in Prospectus
Risk of Loss	You can gain or lose money by investing in this contract, including possible loss of your principal investment.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash.
•Charges may apply to withdrawals. Withdrawal charges could significantly reduce the value of your investment or the amount that you receive upon taking a withdrawal.
Withdrawals may also reduce or terminate contract guarantees.
•The benefits of tax deferral and long-term income mean that this contract is generally more beneficial to investors with a long investment time horizon.

Risks Associated with Investment Options
•An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract.
•Each investment option (including each Fixed Account option) has its own unique risks.
•You should review the investment options before making an investment decision.

Insurance Company Risks
An investment in the contract is subject to the risks related to us, American General Life
Insurance Company. Any obligations (including under a Fixed Account option), guarantees, and benefits of the contract are subject to our claims-paying ability. More information about us is available upon request by calling the Annuity Service Center at (800) 445-7862 or visiting www.corebridgefinancial.com/annuities.

RESTRICTIONS
Investments
•Certain investment options may not be available under your contract.
•You may transfer funds between the investment options, subject to certain restrictions.
•Your transfers between the Variable Portfolios are subject to policies designed to deter frequent and short-term trading.
•The minimum transfer amount is $100. If less than $100 would remain in an investment option after a transfer, the entire amount must be transferred.
•Your ability to transfer amounts to a Fixed Account option may be restricted.
•We reserve the right to remove or substitute Underlying Funds as investment options.
Investment Options
Optional Benefit
•Additional restrictions and limitations apply under the contract’s optional benefits.
•Withdrawals that exceed limits specified by the terms of an optional benefit may reduce the value of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.
Death Benefits
TAXES
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
•If you purchase the contract through a tax-qualified plan or individual retirement account
(IRA), there is no additional tax benefit under the contract.
•Earnings under your contract are taxed at ordinary income tax rates when withdrawn.
You may have to pay a tax penalty if you take a withdrawal before age 59½.
Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation
Your financial representative may receive compensation for selling this contract to you in the form of commissions, additional cash compensation, and/or non-cash compensation. We may share the revenue we earn on this contract with your financial representative’s firm.
Revenue sharing arrangements and commissions may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation.
Payments in Connection with Distribution of the Contract
Exchanges
Some financial representatives may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

4

Appendix A – Underlying Funds Available Under the Contract

The following is a list of Underlying Funds available under the contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/ProductProspectuses. You can also request this information at no cost by calling (855) 421-2692. Depending on the optional benefits you choose, you may not be able to invest in certain Underlying Funds.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Asset Allocation	American Funds Asset Allocation Fund – Class 2 Capital Research and Management Company	0.55%	-13.40%	5.33%	8.10%
	SA JPMorgan Diversified Balanced Portfolio – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.71%	-15.96%	3.36%	6.79%
	SA MFS Total Return Portfolio – Class 1 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.71%	-9.69%	5.07%	7.25%
Bond	SA DFA Ultra Short Bond Portfolio – Class 1 SunAmerica Asset Management, LLC Dimensional Fund Advisors LP	0.51%	-1.53%	0.38%	0.17%
	SA Federated Hermes Corporate Bond Portfolio – Class 1 SunAmerica Asset Management, LLC Federated Investment Management Company	0.55%	-14.28%	0.96%	2.58%
	SA Goldman Sachs Global Bond Portfolio – Class 1 SunAmerica Asset Management, LLC Goldman Sachs Asset Management International	0.88%	-18.93%	-2.62%	-1.21%
	SA JPMorgan MFS Core Bond Portfolio – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	0.53%*	-13.14%	0.31%	0.97%
	SA PineBridge High-Yield Bond Portfolio – Class 1 SunAmerica Asset Management, LLC PineBridge Investments, LLC	0.71%	-9.76%	2.70%	4.44%
	SA Wellington Government and Quality Bond Portfolio – Class 1 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.56%	-13.41%	-0.46%	0.55%
Cash	Goldman Sachs VIT Government Money Market Fund – Service Shares Goldman Sachs Asset Management, L.P.	0.43%*	1.37%	0.99%	0.55%
Stock	American Funds Global Growth Fund – Class 2 Capital Research and Management Company	0.66%*	-24.74%	7.06%	10.15%
	American Funds Growth Fund – Class 2 Capital Research and Management Company	0.59%	-29.94%	11.14%	13.64%
	American Funds Growth-Income Fund – Class 2 Capital Research and Management Company	0.53%	-16.49%	7.83%	11.54%
	Invesco V.I. American Franchise Fund – Series II Invesco Advisers, Inc.	1.11%	-31.30%	7.39%	11.35%
	Invesco V.I. Comstock Fund – Series II Invesco Advisers, Inc.	1.00%	0.85%	7.76%	10.74%
	Invesco V.I. Growth and Income Fund – Series II Invesco Advisers, Inc.	1.00%	-6.00%	5.77%	9.88%
	Lord Abbett Growth and Income Portfolio – Class VC Lord, Abbett & Co. LLC	0.94%	-9.43%	6.19%	9.80%
A-1

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Stock (continued)	Lord Abbett Mid Cap Stock Portfolio – Class VC Lord, Abbett & Co. LLC	1.16%	-11.23%	4.06%	7.81%
	SA AB Growth Portfolio – Class 1 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.63%	-28.60%	11.47%	15.09%
	SA Fidelity Institutional AM® Real Estate Portfolio – Class 1 SunAmerica Asset Management, LLC FIAM LLC	0.83%	-26.95%	3.50%	5.81%
	SA Franklin BW U.S. Large Cap Value Portfolio – Class 1 SunAmerica Asset Management, LLC Brandywine Global Investment Management, LLC	0.70%*	-1.34%	7.75%	11.24%
	SA Franklin Systematic U.S. Large Cap Value Portfolio – Class 1 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.65%	-7.70%	8.91%	12.74%
	SA Invesco Growth Opportunities Portfolio – Class 1 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	0.80%	-35.36%	5.84%	9.36%
	SA Invesco Main Street Large Cap Portfolio – Class 1 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	0.73%*	-20.19%	7.04%	10.59%
	SA JPMorgan Emerging Markets Portfolio – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.16%*	-25.45%	-3.03%	0.51%
	SA JPMorgan Equity-Income Portfolio – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.57%	-1.84%	9.14%	12.02%
	SA JPMorgan Global Equities Portfolio – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.82%	-15.82%	3.97%	7.56%
	SA JPMorgan Mid-Cap Growth Portfolio – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.79%*	-27.07%	9.78%	12.95%
	SA MFS Blue Chip Growth Portfolio – Class 1 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.70%	-29.81%	8.18%	12.09%
	SA MFS Massachusetts Investors Trust Portfolio – Class 1 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.67%*	-16.33%	8.65%	11.51%
	SA Morgan Stanley International Equities Portfolio – Class 1 SunAmerica Asset Management, LLC Morgan Stanley Investment Management Inc.	0.86%*	-13.98%	0.77%	3.49%
	SA Putnam International Growth and Income Portfolio – Class 1 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.01%	-6.70%	1.97%	4.24%
	SA Wellington Capital Appreciation Portfolio – Class 1 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.74%	-36.34%	7.57%	12.75%

* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.
A-2

SAMPLE PORTFOLIOS FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017
Effective on February 6, 2017, the Sample Portfolios are no longer offered.
If you are currently invested in a Sample Portfolio, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Sample Portfolio was terminated; however, the investment will no longer be considered to be a Sample Portfolio and you may no longer trade into a Sample Portfolio. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. The allocations for the Sample Portfolios below are those that were most currently available for this product prior to termination of the program.
Sample Portfolio Allocations (effective March 31, 2005)
Variable Portfolios	Allocation 1	Allocation 2	Allocation 3
American Funds Asset Allocation	15%	0%	0%
American Funds Global Growth	8%	10%	10%
American Funds Growth	0%	10%	12%
American Funds Growth-Income	12%	10%	10%
Invesco V.I. Comstock Fund	5%	10%	8%
Invesco V.I. Growth and Income Fund	10%	15%	8%
Lord Abbett Growth and Income	0%	10%	8%
Lord Abbett Mid Cap Stock	0%	0%	12%
SA AB Growth	5%	10%	12%
SA Federated Hermes Corporate Bond	10%	5%	0%
SA Franklin BW U.S. Large Cap Value	5%	0%	10%
SA Invesco Main Street Large Cap	5%	0%	0%
SA MFS Total Return	15%	15%	0%
SA Wellington Capital Appreciation	0%	0%	10%
SA Wellington Government and Quality Bond	10%	5%	0%
Total	100%	100%	100%

* * *
This summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the contract, both dated May 1, 2023, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.
EDGAR Contract Identifier: C000124684
A-3

issued by Depositor
AMERICAN GENERAL LIFE INSURANCE COMPANY
in all states except in New York
In connection with
VARIABLE ANNUITY ACCOUNT SEVEN
UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2023
This updating summary prospectus provides updated information about Polaris II A-Class Platinum Series, a flexible premium deferred variable annuity.
The prospectus for the contract contains more information about the contract, such as the contract’s features, benefits, and risks. You can find the current prospectus and other information about the contract online at www.corebridgefinancial.com/ProductProspectuses. You can also obtain this information at no cost by calling (855) 421-2692 or by writing to our Annuity Service Center (P.O. Box 15570, Amarillo, Texas 79105-5570).
* * * * * * * * * * * *
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov.

Special Terms Used in this Summary Prospectus

Accumulation Phase - The period during which you invest money in your contract.
DCA Fixed Account - A fixed interest investment option under which amounts earn interest before they are systematically transferred from a DCA Fixed Account to one or more investment options over a specified period of time.
Fixed Account - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.
Gross Purchase Payment - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it. Gross Purchase Payments do not reflect the reduction of the sales charge.
Living Benefit - An optional benefit designed to help create a guaranteed income stream for life and provide some protection against certain financial risks. (Living Benefits may only be elected at the time you purchase the contract).
Separate Account - A segregated asset account maintained by the Company separately from the Company’s General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.
Purchase Payments - The portion of your Gross Purchase Payments which we invest in your contract. We calculate this amount by deducting the applicable sales charge from your Gross Purchase Payments.
Underlying Fund - The underlying investment portfolios of the Trusts in which a Variable Portfolio invests.
Variable Portfolio(s) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

Updated Information About Your Contract

The following is a summary of certain contract features that have changed since the Updating Summary Prospectus dated May 2, 2022. This may not reflect all of the changes that have occurred since you purchased your contract. Please see the prospectus available on www.corebridgefinancial.com/ProductProspectuses for more information.
Optional Living Benefits – MarketLock for Life Plus +7% Second Extension
•
If you purchased your contract between February 4, 2008 and May 3, 2009 with MarketLock For Life Plus +7% optional Living Benefit, and you elected to extend the Income Base Evaluation Period for an additional 5-year period (the “Extension”) when it was offered around your tenth contract anniversary, you have an option to elect the second Extension on or about your fifteenth contract anniversary. The annualized fees for the second Extension are 1.05% (One Covered Person) and 1.30% (Two Covered Persons). Please see MARKETLOCK FOR LIFE PLUS +6% AND +7% SECOND EXTENSION PARAMETERS in the prospectus.
•
If you purchased your contract between February 11, 2008 and April 30, 2008 with MarketLock For Life Plus optional Living Benefit, and you elected to extend the Income Base Evaluation Period for an additional 5-year period (the “Extension”) when it was offered around your tenth contract anniversary, you have an option to elect the second Extension on or about your fifteenth contract anniversary. The annualized fees for the second Extension are 1.00% (One Covered Person) and 1.25% (Two Covered Persons). Please see MARKETLOCK FOR LIFE PLUS SECOND EXTENSION PARAMETERS in the prospectus.
Other
•
The SECURE 2.0 Act OF 2022 (“SECURE 2.0”) was passed on December 29, 2022, as part of larger appropriations legislation. SECURE 2.0 includes certain provisions affecting Qualified Contracts. Please see TAXES in the prospectus.
2

Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals
You may be subject to charges for early withdrawals depending on the amount of Gross
Purchase Payment(s) added to your contract and the timing of withdrawals.
If your Gross Purchase Payment(s) qualify for the $1,000,000 or more Investment Amount level and are invested for less than 12 months at the time of a withdrawal, you may be assessed a withdrawal charge of up to 0.50%, as a percentage of each Purchase Payment withdrawn.
For example, if you were to withdraw $100,000 during a withdrawal charge period, you could be assessed a withdrawal charge of up to $500.
				Expenses
Transaction Charges
In addition to withdrawal charges, you may be charged for other transactions such as an
Upfront Sales Charge on Purchase Payments, charges for each transfer after 15 transfers in any contract year during the Accumulation Phase and certain tax-related charges on
Purchase Payments.
				Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.86%	0.86%
	Investment Options[2] (Underlying Fund fees and expenses)	0.45%	1.54%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.25%[3]	1.10%[4]
1 As a percentage of the value in the Separate Account (includes a percentage attributable to the contract maintenance fee).
2 As a percentage of Underlying Fund net assets.
3 As a percentage of the average daily ending net asset value allocated to the Variable
Portfolios.
4 As a percentage of the Income Base used to calculate the guaranteed benefit. This represents the maximum charge for the most expensive optional benefit.
Because your contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $1,483	Highest Annual Cost: $3,280
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive Underlying Fund fees
and expenses
•No optional benefits
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of optional
benefits and Underlying Fund fees and
expenses
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

3

	RISKS	Location in Prospectus
Risk of Loss	You can gain or lose money by investing in this contract, including possible loss of your principal investment.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash.
•Charges may apply to withdrawals. Withdrawal charges could significantly reduce the value of your investment or the amount that you receive upon taking a withdrawal.
Withdrawals may also reduce or terminate contract guarantees.
•The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean that this contract is generally more beneficial to investors with a long investment time horizon.

Risks Associated with Investment Options
•An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract.
•Each investment option (including each Fixed Account option) has its own unique risks.
•You should review the investment options before making an investment decision.

Insurance Company Risks
An investment in the contract is subject to the risks related to us, American General Life
Insurance Company. Any obligations (including under a Fixed Account option), guarantees, and benefits of the contract are subject to our claims-paying ability. More information about us is available upon request by calling the Annuity Service Center at (800) 445-7862 or visiting www.corebridgefinancial.com/annuities.

RESTRICTIONS
Investments
•Certain investment options may not be available under your contract.
•You may transfer funds between the investment options, subject to certain restrictions.
•Your transfers between the Variable Portfolios are subject to policies designed to deter frequent and short-term trading.
•The minimum transfer amount is $100. If less than $100 would remain in an investment option after a transfer, the entire amount must be transferred.
•Your ability to transfer amounts to a Fixed Account option may be restricted.
•We reserve the right to remove or substitute Underlying Funds as investment options.
Investment Options
Optional Benefits
•Additional restrictions and limitations apply under the contract’s optional benefits.
•If you elected an optional Living Benefit:
○Not all investment options may be available and you must invest in accordance with the applicable investment requirements.
○We reserve the right to modify the investment requirement in the future.
○You may be required to invest a certain percentage of your contract value in a certain investment option. Special transfer and withdrawal restrictions may apply.
•Withdrawals that exceed limits specified by the terms of an optional benefit may reduce the value of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.
Optional Living Benefits Death Benefits
TAXES
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
•If you purchase the contract through a tax-qualified plan or individual retirement account
(IRA), there is no additional tax benefit under the contract.
•Earnings under your contract are taxed at ordinary income tax rates when withdrawn.
You may have to pay a tax penalty if you take a withdrawal before age 59½.
Taxes
4

	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your financial representative may receive compensation for selling this contract to you in the form of commissions, additional cash compensation, and/or non-cash compensation. We may share the revenue we earn on this contract with your financial representative’s firm.
Revenue sharing arrangements and commissions may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation.
Payments in Connection with Distribution of the Contract
Exchanges
Some financial representatives may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

5

Appendix A – Underlying Funds Available Under the Contract

The following is a list of Underlying Funds available under the contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/ProductProspectuses. You can also request this information at no cost by calling (855) 421-2692. Depending on the optional benefits you choose, you may not be able to invest in certain Underlying Funds. See “Investment Requirements For Optional Living Benefits” in this Appendix.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Asset Allocation	American Funds Asset Allocation Fund – Class 2 Capital Research and Management Company	0.55%	-13.40%	5.33%	8.10%
	Franklin Allocation VIP Fund – Class 2 Franklin Advisers, Inc.	0.82%*	-16.00%	2.57%	5.56%
	Franklin Income VIP Fund – Class 2 Franklin Advisers, Inc.	0.71%	-5.47%	4.30%	5.51%
	SA JPMorgan Diversified Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.96%	-16.14%	3.11%	6.53%
	SA MFS Total Return Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.96%	-9.90%	4.80%	6.98%
Bond	SA American Century Inflation Protection Portfolio – Class 3 SunAmerica Asset Management, LLC American Century Investment Management, Inc.	0.89%	-11.14%	0.82%	0.45%
	SA DFA Ultra Short Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Dimensional Fund Advisors LP	0.76%	-1.86%	0.14%	-0.07%
	SA Federated Hermes Corporate Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Federated Investment Management Company	0.80%	-14.50%	0.71%	2.32%
	SA Goldman Sachs Global Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Goldman Sachs Asset Management International	1.14%	-19.18%	-2.86%	-1.46%
	SA JPMorgan MFS Core Bond Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	0.78%*	-13.46%	0.05%	0.71%
	SA PineBridge High-Yield Bond Portfolio – Class 3 SunAmerica Asset Management, LLC PineBridge Investments, LLC	0.96%	-9.77%	2.44%	4.18%
	SA Wellington Government and Quality Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.81%	-13.67%	-0.72%	0.31%
Cash	Goldman Sachs VIT Government Money Market Fund – Service Shares Goldman Sachs Asset Management, L.P.	0.43%*	1.37%	0.99%	0.55%
Stock	American Funds Global Growth Fund – Class 2 Capital Research and Management Company	0.66%*	-24.74%	7.06%	10.15%
	American Funds Growth Fund – Class 2 Capital Research and Management Company	0.59%	-29.94%	11.14%	13.64%
	American Funds Growth-Income Fund – Class 2 Capital Research and Management Company	0.53%	-16.49%	7.83%	11.54%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Stock (continued)	Invesco V.I. American Franchise Fund – Series II Invesco Advisers, Inc.	1.11%	-31.30%	7.39%	11.35%
	Invesco V.I. Comstock Fund – Series II Invesco Advisers, Inc.	1.00%	0.85%	7.76%	10.74%
	Invesco V.I. Growth and Income Fund – Series II Invesco Advisers, Inc.	1.00%	-6.00%	5.77%	9.88%
	Lord Abbett Growth and Income Portfolio – Class VC Lord, Abbett & Co. LLC	0.94%	-9.43%	6.19%	9.80%
	Lord Abbett Mid Cap Stock Portfolio – Class VC Lord, Abbett & Co. LLC	1.16%	-11.23%	4.06%	7.81%
	SA AB Growth Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.88%	-28.78%	11.19%	14.80%
	SA AB Small & Mid Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.17%*	-15.97%	3.81%	9.06%
	SA Fidelity Institutional AM® Real Estate Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.08%	-27.16%	3.23%	5.54%
	SA Franklin BW U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Brandywine Global Investment Management, LLC	0.95%*	-1.60%	7.48%	10.96%
	SA Franklin Small Company Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Mutual Advisers, LLC	1.23%*	-10.68%	5.16%	8.63%
	SA Franklin Systematic U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.90%	-7.90%	8.63%	12.45%
	SA Invesco Growth Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	1.05%	-35.61%	5.54%	9.08%
	SA Invesco Main Street Large Cap Portfolio – Class 3 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	0.98%*	-20.39%	6.78%	10.32%
	SA Janus Focused Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Janus Capital Management, LLC	1.04%*	-33.70%	9.20%	11.44%
	SA JPMorgan Emerging Markets Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.42%*	-25.66%	-3.29%	0.26%
	SA JPMorgan Equity-Income Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.82%	-2.07%	8.87%	11.74%
	SA JPMorgan Global Equities Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.07%	-16.02%	3.71%	7.29%
	SA JPMorgan Mid-Cap Growth Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.04%*	-27.25%	9.51%	12.67%
	SA MFS Blue Chip Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.95%	-30.04%	7.90%	11.80%
	SA MFS Massachusetts Investors Trust Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.92%*	-16.52%	8.38%	11.24%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Stock (continued)	SA Morgan Stanley International Equities Portfolio – Class 3 SunAmerica Asset Management, LLC Morgan Stanley Investment Management Inc.	1.11%*	-14.18%	0.52%	3.24%
	SA PIMCO RAE International Value Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.08%*	-8.41%	-2.14%	1.84%
	SA Putnam International Growth and Income Portfolio – Class 3 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.26%	-6.97%	1.72%	3.98%
	SA Wellington Capital Appreciation Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.99%	-36.48%	7.31%	12.47%

* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.

INVESTMENT REQUIREMENTS FOR OPTIONAL LIVING BENEFITS
If you elected an optional Living Benefit, your contract is subject to investment requirements, as reflected below. Depending on the optional Living Benefit you elected, you may not be able to invest in certain investment options. If you did not elect any optional benefits, or if the only optional benefit you elected is a death benefit, your contract is not subject to investment requirements.
This section contains the investment requirements for the following optional Living Benefits:
•
MarketLock Income Plus
•
MarketLock For Life Plus
•
MarketLock Income Plus (First and Second Extensions Elected)
•
MarketLock For Life Plus (First and Second Extensions Elected)
MarketLock Income Plus
If you elected the optional MarketLock Income Plus Living Benefit, you must allocate your investments in one of three ways:
1.
Invest 100% in the SA DFS Ultra Short Bond Portfolio
2.
Invest 100% in the Balanced Growth & Income Sample Portfolio* or in Allocation A, B or C**
3.
Invest 100% in one or a combination of the following Variable Portfolios: American Funds Asset Allocation, SA JPMorgan Diversified Balanced, Franklin Income VIP Fund, Franklin Allocation VIP Fund and SA MFS Total Return
*
As of June 25, 2012, the Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. However, if you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.
**
Please see POLARIS PORTFOLIO PROGRAM AND SAMPLE PORTFOLIOS FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 later in this Appendix for the allocations for the formerly available Polaris Portfolio Allocator Models.

MarketLock for Life Plus
If you elected the optional MarketLock For Life Plus Living Benefit, you must allocate your investments in one of three ways or if using a DCA Fixed Account, by indicating your target allocations in one of four ways:
1.
Invest 100% in the SA DFA Ultra Short Bond
2.
Invest 100% in the Balanced Growth & Income Sample Portfolio* or in Allocation A, B or C**
3.
Invest 100% in one or a combination of the following Variable Portfolios: American Funds Asset Allocation, Franklin Income VIP Fund, Franklin Allocation VIP Fund, SA JPMorgan Diversified Balanced and SA MFS Total Return
*
As of June 25, 2012, the Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. However, if you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.
**
Please see POLARIS PORTFOLIO ALLOCATOR PROGRAM AND SAMPLE PORTFOLIOS FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 later in this Appendix for allocations for the formerly available Polaris Portfolio Allocator Models.
4.
Invest in accordance with the requirements outlined in the table below:
Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 20% Maximum 100%
SA American Century Inflation
Protection
SA DFA Ultra Short Bond
SA Federated Hermes Corporate
Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and
Quality Bond
DCA Fixed Accounts
6-Month DCA
1-Year DCA
2-Year DCA
Fixed Accounts
1-Year Fixed (if available)

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
B. Equity Maximum	Minimum 0% Maximum 80%
American Funds Asset
Allocation
American Funds Global Growth
American Funds Growth
American Funds Growth-Income
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise
Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income
Fund
Lord Abbett Growth and Income
Lord Abbett Mid Cap Stock
SA AB Growth
SA AB Small & Mid Cap Value
SA Franklin BW U.S. Large
Cap Value
SA Franklin Systematic
U.S. Large Cap Value
SA Invesco Main Street Large
Cap
SA Janus Focused Growth
SA JPMorgan Diversified
Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA JPMorgan Mid-Cap Growth
SA MFS Blue Chip Growth
SA MFS Massachusetts
Investors Trust
SA MFS Total Return
SA Morgan Stanley
International Equities
SA PineBridge High-Yield Bond
SA PIMCO RAE International
Value
SA Putnam International
Growth and
SA Wellington Capital
Appreciation

C. Limited Equity	Minimum 0% Maximum 20%	SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets

MARKETLOCK Income plus EXTENSIONs
If you purchased a contract between May 1, 2008 and May 3, 2009 and you elected the MarketLock Income Plus living benefit, and have elected the first and second Extensions, your assets must remain allocated in one of the following options:
Option 1	100% to one or more of the following portfolios: American Funds Asset Allocation Franklin Allocation VIP Fund Franklin Income VIP Fund SA JPMorgan Diversified Balanced SA MFS Total Return
Option 2
100% in one of the following:
Allocation A*
Allocation B*
* Please see POLARIS PORTFOLIO ALLOCATOR
PROGRAM AND SAMPLE PORTFOLIOS FOR
CONTRACTS ISSUED PRIOR TO FEBRUARY 6,
2017 later in this Appendix for the allocations for the
formerly available Polaris Portfolio Allocator Models.

MARKETLOCK FOR LIFE PLUS EXTENSIONS
If you purchased a contract between February 11, 2008 and May 3, 2009 and you elected the MarketLock For Life Plus Living Benefit, and have elected the first and second Extensions, you must allocate your assets in accordance with one of the following three options:
Option 1	100% in one or more of the following Variable Portfolios: American Funds Asset Allocation Franklin Allocation VIP Fund Franklin Income VIP Fund SA JPMorgan Diversified Balanced SA MFS Total Return
Option 2
100% in either Allocation A* or Allocation B*
*Please see POLARIS PORTFOLIO ALLOCATOR
PROGRAM AND SAMPLE PORTFOLIOS FOR
CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017
later in this Appendix for the allocations for the formerly
available Polaris Portfolio Allocator Models.

Option 3	100% in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 20% Maximum 100%
SA American Century Inflation
Protection
SA DFA Ultra Short Bond
SA Federated Hermes Corporate
Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and
Quality Bond
Fixed Accounts
1-Year Fixed (if available)

B. Equity Maximum	Minimum 0% Maximum 80%
American Funds Asset
Allocation
American Funds Global Growth
American Funds Growth
American Funds Growth-Income
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise
Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income
Fund
Lord Abbett Growth and Income
Lord Abbett Mid Cap Stock
SA AB Growth
SA AB Small & Mid Cap Value
SA Franklin BW U.S. Large
Cap Value
SA Franklin Systematic
U.S. Large Cap Value
SA Invesco Main Street Large
Cap
SA Janus Focused Growth
SA JPMorgan Diversified
Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA JPMorgan Mid-Cap Growth
SA MFS Blue Chip Growth
SA MFS Massachusetts
Investors Trust
SA MFS Total Return
SA Morgan Stanley
International Equities
SA PIMCO RAE International
Value
SA PineBridge High-Yield Bond
Portfolio
SA Putnam International
Growth and Income
SA Wellington Capital
Appreciation

C. Limited Equity	Minimum 0% Maximum 20%	SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets

POLARIS PORTFOLIO ALLOCATOR PROGRAM AND SAMPLE PORTFOLIOS FOR CONTRACTS iSSUED PRIOR TO FEBRUARY 6, 2017
Effective on February 6, 2017, the Polaris Portfolio Allocator Program and Sample Portfolios are no longer offered and we will no longer update the Polaris Portfolio Allocator Models on an annual basis.
If you are currently invested in a Polaris Portfolio Allocator Model, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.
If you are currently invested in a Sample Portfolio, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Sample Portfolio was terminated; however, the investment will no longer be considered to be a Sample Portfolio and you may no longer trade into any other Sample Portfolio Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.
Additionally, if you elected a Living Benefit which allowed Polaris Portfolio Allocator Models or Sample Portfolio as part of the investment requirements, you may trade out of your allocation at any time into any investment that meets your Living Benefit’s investment requirements, including the asset allocation of the Variable Portfolios listed in the tables below (“Allocations” and “Sample Allocations”). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model/portfolio or the Allocations/Sample Allocations below will meet the investment requirements for Living Benefits which previously allowed Polaris Portfolio Allocator Models or Sample Portfolios.
Allocations (effective February 6, 2017)
Variable Portfolios	Allocation A	Allocation B	Allocation C
American Funds Global Growth	2.0%	3.0%	4.0%
American Funds Growth-Income	0.0%	0.0%	1.0%
Invesco V.I. Comstock Fund	5.0%	5.0%	6.0%
Invesco V.I. Growth and Income Fund	6.0%	7.0%	8.0%
SA AB Growth	3.0%	4.0%	4.0%
SA AB Small & Mid Cap Value	1.0%	1.0%	1.0%
SA American Century Inflation Protection	5.0%	3.0%	2.0%
SA DFA Ultra Short Bond	2.0%	1.0%	0.0%
SA Federated Hermes Corporate Bond	10.0%	8.0%	7.0%
SA Fidelity Institutional AM® Real Estate	0.0%	0.0%	0.0%
SA Franklin BW U.S. Large Cap Value	4.0%	4.0%	4.0%
SA Franklin Small Company Value	0.0%	2.0%	2.0%
SA Franklin Systematic U.S. Large Cap Value	3.0%	3.0%	3.0%
SA Goldman Sachs Global Bond	4.0%	4.0%	2.0%
SA Invesco Main Street Large Cap	3.0%	4.0%	4.0%
SA Janus Focused Growth	0.0%	1.0%	1.0%
SA JPMorgan Emerging Markets	0.0%	1.0%	2.0%
SA JPMorgan Equity-Income	6.0%	7.0%	8.0%
SA JPMorgan MFS Core Bond	17.0%	13.0%	10.0%
SA MFS Blue Chip Growth	2.0%	3.0%	4.0%
SA MFS Massachusetts Investors Trust	6.0%	6.0%	7.0%
SA Morgan Stanley International Equities	3.0%	3.0%	4.0%
SA PIMCO RAE International Value	3.0%	3.0%	3.0%
SA PineBridge High-Yield Bond	4.0%	3.0%	2.0%
SA Wellington Capital Appreciation	3.0%	3.0%	4.0%
SA Wellington Government and Quality Bond	8.0%	8.0%	7.0%
Total	100%	100%	100%
Sample Allocations (effective February 11, 2013)
Variable Portfolios	Balanced Toward Growth Allocation	Growth Focus Allocation	All Equity Focus Allocation
American Funds Global Growth	12.0%	12.0%	17.0%
American Funds Growth-Income	9.0%	10.0%	10.0%
Invesco V.I. Comstock Fund	6.0%	10.0%	13.0%
Invesco V.I. Growth and Income Fund	5.0%	10.0%	12.0%
SA Federated Hermes Corporate Bond	5.0%	0.0%	0.0%
SA Invesco Growth Opportunities	3.0%	5.0%	6.0%
SA MFS Massachusetts Investors Trust	7.0%	10.0%	14.0%
SA MFS Total Return	13.0%	0.0%	0.0%
SA Multi-Managed Mid Cap Growth	4.0%	8.0%	10.0%
SA PIMCO RAE International Value	11.0%	15.0%	18.0%
SA Wellington Government and Quality Bond	25.0%	20.0%	0.0%
Total	100%	100%	100%

* * *
This summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the contract, both dated May 1, 2023, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.
EDGAR Contract Identifiers: C000124661, C000124685